Accounts Payable and Accrued Expenses (Tables)	6 Months Ended
Jun. 30, 2022
Payables and Accruals [Abstract]
Schedule of accounts payable and accrued expenses

	June 30,	December 31,
	2022	2021
Accounts payable	$851,495	$1,450,531
Office access deposits	340	340
Accrued compensation	400,798	175,000
Unearned revenue	69,784	–
Accrued interest (working interest royalty programs)	1,341,079	–
Accrued tax penalties and interest	398,114	398,114
Accounts payable and accrued expenses	$3,061,610	$2,023,985